Quarterly portfolio holdings
John Hancock
Balanced Fund
Asset allocation
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 57.8%		$3,685,877,007
(Cost $2,231,915,076)
Communication services 4.8%		306,638,259
Interactive media and services 4.2%
Alphabet, Inc., Class A	786,834	265,949,892
Wireless telecommunication services 0.6%
T-Mobile US, Inc.	206,320	40,688,367
Consumer discretionary 6.6%		419,607,323
Broadline retail 4.0%
Amazon.com, Inc. (A)	989,314	236,742,840
MercadoLibre, Inc. (A)	7,374	15,837,803
Hotels, restaurants and leisure 0.5%
Viking Holdings, Ltd. (A)	438,687	31,651,267
Specialty retail 2.1%
Burlington Stores, Inc. (A)	218,730	64,713,458
Chewy, Inc., Class A (A)	653,348	19,018,960
Lowe’s Companies, Inc.	193,376	51,642,995
Consumer staples 4.0%		256,701,553
Consumer staples distribution and retail 2.5%
Costco Wholesale Corp.	78,396	73,711,839
Walmart, Inc.	736,017	87,689,065
Household products 1.0%
The Procter & Gamble Company	439,683	66,730,689
Personal care products 0.5%
BellRing Brands, Inc. (A)	1,148,772	28,569,960
Energy 3.3%		213,355,535
Oil, gas and consumable fuels 3.3%
Altera Infrastructure LP (A)(B)	5,524	223,391
ConocoPhillips	402,478	41,950,282
EQT Corp.	1,415,049	81,690,779
Suncor Energy, Inc.	795,052	42,113,904
Valero Energy Corp.	261,132	47,377,179
Financials 5.9%		374,984,884
Banks 3.5%
JPMorgan Chase & Co.	491,717	150,411,313
Old National Bancorp	1,235,168	30,175,154
Pinnacle Financial Partners, Inc.	433,520	41,223,417
Capital markets 0.9%
Jefferies Financial Group, Inc.	444,530	27,196,345
Morgan Stanley	150,681	27,544,487
Financial services 1.5%
Berkshire Hathaway, Inc., Class B (A)	204,845	98,434,168
Health care 7.2%		458,785,033
Biotechnology 1.0%
Amgen, Inc.	82,189	28,098,775
Regeneron Pharmaceuticals, Inc.	45,382	33,648,484
Health care equipment and supplies 2.2%
Abbott Laboratories	207,141	22,640,511
Medtronic PLC	697,153	71,778,873
Stryker Corp.	123,257	45,550,857
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 1.4%
McKesson Corp.	56,153	$46,674,935
The Cigna Group	166,442	45,623,417
Pharmaceuticals 2.6%
AstraZeneca PLC	175,493	32,696,690
Eli Lilly & Company	89,115	92,425,622
Galderma Group AG	212,699	39,646,869
Industrials 5.3%		336,863,750
Air freight and logistics 0.8%
DSV A/S	174,950	49,193,298
Building products 0.8%
Trane Technologies PLC	121,241	50,991,540
Construction and engineering 0.6%
Vinci SA	287,222	41,298,249
Electrical equipment 1.1%
Schneider Electric SE	243,756	69,885,541
Machinery 2.0%
Cummins, Inc.	99,660	57,685,201
Deere & Company	53,756	28,383,168
Federal Signal Corp.	276,214	29,855,971
Kone OYJ, B Shares	133,177	9,570,782
Information technology 16.1%		1,024,607,303
Communications equipment 1.1%
Arista Networks, Inc. (A)	497,158	70,467,175
Electronic equipment, instruments and components 0.9%
VusionGroup	78,490	12,219,219
Zebra Technologies Corp., Class A (A)	182,573	42,901,004
IT services 0.4%
GoDaddy, Inc., Class A (A)	260,956	26,231,297
Semiconductors and semiconductor equipment 8.6%
Applied Materials, Inc.	253,858	81,823,511
Broadcom, Inc.	463,548	153,573,452
Marvell Technology, Inc.	1,011,070	79,793,644
Micron Technology, Inc.	166,683	69,153,443
NVIDIA Corp.	558,320	106,711,702
Qnity Electronics, Inc.	609,492	58,620,941
Software 5.1%
Microsoft Corp.	671,880	289,103,236
Palo Alto Networks, Inc. (A)	192,172	34,008,679
Materials 2.9%		183,415,374
Chemicals 1.2%
Linde PLC	161,446	73,775,979
Construction materials 0.5%
Amrize, Ltd. (A)	629,904	33,145,548
Metals and mining 1.2%
Freeport-McMoRan, Inc.	1,270,029	76,493,847
Real estate 1.3%		82,833,292
Specialized REITs 1.3%
American Tower Corp.	250,644	44,935,456
Digital Realty Trust, Inc.	228,369	37,897,836
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities 0.4%		$28,084,701
Gas utilities 0.4%

UGI Corp.	700,192	28,084,701

Preferred securities 0.0%		$1,009,681
(Cost $1,098,394)
Communication services 0.0%		1,009,681
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	45,625	1,009,681

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 19.8%				$1,262,639,959
(Cost $1,266,242,926)
U.S. Government 6.1%				389,976,682
U.S. Treasury
Bond	1.375	08-15-50	63,512,000	31,148,170
Bond	1.625	11-15-50	33,446,000	17,495,132
Bond	2.000	02-15-50	33,892,000	19,812,257
Bond	3.375	08-15-42	17,842,000	15,030,491
Bond	3.375	11-15-48	3,916,000	3,086,603
Bond	4.000	11-15-42	10,116,000	9,232,431
Bond	4.625	11-15-44	16,581,000	16,178,133
Bond	4.750	08-15-55	82,311,000	80,497,591
Bond	4.875	08-15-45	55,764,000	56,086,386
Note	3.625	12-31-30	1,420,000	1,408,795
Note	3.875	12-31-32	40,861,000	40,497,082
Note	4.000	11-15-35	32,159,000	31,500,745
Note	4.125	07-31-31	19,002,000	19,241,752
Note	4.250	06-30-31	47,860,000	48,761,114
U.S. Government Agency 13.7%				872,663,277
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,121,559	2,892,676
15 Yr Pass Thru	2.500	11-01-34	977,753	930,552
15 Yr Pass Thru	4.500	12-01-37	635,904	638,661
15 Yr Pass Thru	4.500	02-01-38	4,155,716	4,173,733
30 Yr Pass Thru	2.500	11-01-50	4,987,800	4,271,236
30 Yr Pass Thru	2.500	08-01-51	4,020,177	3,480,314
30 Yr Pass Thru	2.500	11-01-51	2,972,342	2,570,405
30 Yr Pass Thru	2.500	12-01-51	1,000,704	860,692
30 Yr Pass Thru	3.000	03-01-43	301,211	280,262
30 Yr Pass Thru	3.000	12-01-45	1,369,574	1,256,023
30 Yr Pass Thru	3.000	10-01-46	4,684,022	4,279,789
30 Yr Pass Thru	3.000	10-01-46	1,606,505	1,466,357
30 Yr Pass Thru	3.000	12-01-46	1,239,027	1,129,388
30 Yr Pass Thru	3.000	12-01-46	1,103,777	1,011,625
30 Yr Pass Thru	3.000	04-01-47	2,037,806	1,855,283
30 Yr Pass Thru	3.000	10-01-49	2,679,321	2,417,568
30 Yr Pass Thru	3.000	10-01-49	2,157,818	1,947,687
30 Yr Pass Thru	3.000	12-01-49	609,049	549,549
30 Yr Pass Thru	3.000	12-01-49	2,944,194	2,638,164
30 Yr Pass Thru	3.000	01-01-50	3,808,413	3,436,356
30 Yr Pass Thru	3.000	11-01-50	1,113,180	997,472
30 Yr Pass Thru	3.000	05-01-51	3,655,265	3,267,328
30 Yr Pass Thru	3.000	01-01-52	4,601,631	4,101,751
30 Yr Pass Thru	3.000	02-01-52	3,582,227	3,210,997
30 Yr Pass Thru	3.000	03-01-52	8,024,154	7,225,201
30 Yr Pass Thru	3.000	06-01-52	5,164,075	4,632,144
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	08-01-52	6,444,656	$5,802,972
30 Yr Pass Thru	3.500	10-01-46	1,801,770	1,680,716
30 Yr Pass Thru	3.500	12-01-46	769,717	725,941
30 Yr Pass Thru	3.500	08-01-47	2,800,876	2,604,339
30 Yr Pass Thru	3.500	01-01-48	8,401,505	7,846,103
30 Yr Pass Thru	3.500	11-01-48	592,666	558,774
30 Yr Pass Thru	3.500	12-01-49	1,885,614	1,746,229
30 Yr Pass Thru	3.500	01-01-52	9,429,085	8,811,646
30 Yr Pass Thru	3.500	03-01-52	1,623,960	1,516,097
30 Yr Pass Thru	3.500	03-01-52	2,546,526	2,362,266
30 Yr Pass Thru	3.500	03-01-52	2,097,015	1,948,557
30 Yr Pass Thru	3.500	03-01-52	2,800,189	2,608,950
30 Yr Pass Thru	3.500	04-01-52	6,017,343	5,613,911
30 Yr Pass Thru	3.500	07-01-52	1,621,281	1,503,969
30 Yr Pass Thru	3.500	07-01-52	3,112,585	2,896,121
30 Yr Pass Thru	3.500	07-01-52	2,875,837	2,667,749
30 Yr Pass Thru	4.000	08-01-48	342,013	331,166
30 Yr Pass Thru	4.000	08-01-49	4,571,477	4,389,802
30 Yr Pass Thru	4.000	04-01-52	5,329,066	5,122,279
30 Yr Pass Thru	4.000	04-01-52	4,582,675	4,413,444
30 Yr Pass Thru	4.000	05-01-52	4,536,558	4,350,600
30 Yr Pass Thru	4.000	06-01-52	5,113,060	4,901,873
30 Yr Pass Thru	4.000	06-01-52	5,427,728	5,220,506
30 Yr Pass Thru	4.000	06-01-52	5,523,082	5,289,954
30 Yr Pass Thru	4.000	08-01-52	2,381,972	2,284,333
30 Yr Pass Thru	4.000	08-01-52	6,730,590	6,469,419
30 Yr Pass Thru	4.000	02-01-53	8,965,076	8,664,827
30 Yr Pass Thru	4.000	04-01-53	1,428,842	1,376,077
30 Yr Pass Thru	4.000	04-01-53	1,724,977	1,658,042
30 Yr Pass Thru	4.000	01-01-54	5,441,717	5,216,955
30 Yr Pass Thru	4.500	07-01-52	1,391,745	1,373,938
30 Yr Pass Thru	4.500	07-01-52	4,720,098	4,659,708
30 Yr Pass Thru	4.500	08-01-52	4,015,381	3,967,772
30 Yr Pass Thru	4.500	08-01-52	3,322,650	3,283,254
30 Yr Pass Thru	4.500	09-01-52	2,117,649	2,089,894
30 Yr Pass Thru	4.500	09-01-52	2,378,947	2,356,688
30 Yr Pass Thru	4.500	09-01-52	14,220,624	14,052,014
30 Yr Pass Thru	4.500	12-01-52	5,283,943	5,239,456
30 Yr Pass Thru	4.500	04-01-53	1,146,448	1,134,288
30 Yr Pass Thru	4.500	04-01-53	4,459,199	4,383,196
30 Yr Pass Thru	4.500	05-01-53	1,040,036	1,033,555
30 Yr Pass Thru	4.500	06-01-53	2,620,253	2,584,027
30 Yr Pass Thru	4.500	08-01-53	4,084,116	4,039,521
30 Yr Pass Thru	4.500	02-01-54	2,745,007	2,709,029
30 Yr Pass Thru	5.000	07-01-52	4,143,389	4,159,386
30 Yr Pass Thru	5.000	09-01-52	7,929,369	7,977,402
30 Yr Pass Thru	5.000	10-01-52	2,896,354	2,913,899
30 Yr Pass Thru	5.000	02-01-53	4,508,717	4,538,847
30 Yr Pass Thru	5.000	03-01-53	10,653,251	10,761,063
30 Yr Pass Thru	5.000	04-01-53	4,113,630	4,146,261
30 Yr Pass Thru	5.000	06-01-53	3,202,503	3,216,899
30 Yr Pass Thru	5.000	07-01-53	7,667,124	7,739,924
30 Yr Pass Thru	5.000	07-01-53	3,487,536	3,520,650
30 Yr Pass Thru	5.000	08-01-53	3,491,617	3,524,770
30 Yr Pass Thru	5.000	10-01-54	8,874,748	8,911,868
30 Yr Pass Thru	5.000	12-01-54	3,145,414	3,175,280
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	11-01-39	333,685	$347,315
30 Yr Pass Thru	5.500	11-01-52	8,120,850	8,348,043
30 Yr Pass Thru	5.500	06-01-53	2,251,984	2,315,690
30 Yr Pass Thru	5.500	07-01-53	2,482,096	2,552,311
30 Yr Pass Thru	5.500	09-01-53	3,799,627	3,907,115
30 Yr Pass Thru	5.500	04-01-54	3,607,287	3,712,715
30 Yr Pass Thru	5.500	11-01-54	3,974,098	4,082,795
30 Yr Pass Thru	5.500	01-01-55	3,293,801	3,371,539
30 Yr Pass Thru	5.500	01-01-55	2,218,867	2,282,745
30 Yr Pass Thru	5.500	02-01-55	3,771,527	3,881,755
30 Yr Pass Thru	5.500	02-01-55	3,820,380	3,924,872
30 Yr Pass Thru	5.500	09-01-55	3,973,135	4,056,974
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,408,084	2,232,268
15 Yr Pass Thru	2.000	04-01-37	3,192,498	2,958,414
15 Yr Pass Thru	2.500	01-01-36	3,071,412	2,926,021
15 Yr Pass Thru	2.500	07-01-37	7,351,072	6,943,369
15 Yr Pass Thru	4.500	11-01-37	3,256,120	3,270,237
15 Yr Pass Thru	4.500	12-01-37	1,067,020	1,071,646
30 Yr Pass Thru	2.000	12-01-50	5,402,058	4,426,347
30 Yr Pass Thru	2.000	12-01-50	9,381,173	7,721,940
30 Yr Pass Thru	2.000	02-01-51	6,112,925	4,995,446
30 Yr Pass Thru	2.000	07-01-51	9,238,178	7,575,367
30 Yr Pass Thru	2.500	09-01-50	7,807,940	6,774,065
30 Yr Pass Thru	2.500	07-01-51	5,756,932	4,956,857
30 Yr Pass Thru	2.500	08-01-51	5,505,657	4,754,268
30 Yr Pass Thru	2.500	08-01-51	2,811,734	2,428,000
30 Yr Pass Thru	2.500	09-01-51	6,234,841	5,354,710
30 Yr Pass Thru	2.500	10-01-51	1,447,171	1,248,311
30 Yr Pass Thru	2.500	11-01-51	3,066,664	2,651,972
30 Yr Pass Thru	2.500	01-01-52	3,264,537	2,813,906
30 Yr Pass Thru	2.500	03-01-52	17,237,741	14,852,886
30 Yr Pass Thru	2.500	04-01-52	4,971,672	4,291,606
30 Yr Pass Thru	3.000	02-01-43	198,294	182,506
30 Yr Pass Thru	3.000	03-01-43	76,135	70,808
30 Yr Pass Thru	3.000	05-01-43	120,225	111,392
30 Yr Pass Thru	3.000	12-01-45	1,604,192	1,462,236
30 Yr Pass Thru	3.000	02-01-47	1,196,807	1,095,969
30 Yr Pass Thru	3.000	10-01-47	2,616,748	2,384,005
30 Yr Pass Thru	3.000	12-01-47	707,836	643,772
30 Yr Pass Thru	3.000	10-01-49	2,904,008	2,625,750
30 Yr Pass Thru	3.000	11-01-49	554,506	500,508
30 Yr Pass Thru	3.000	02-01-50	3,090,749	2,742,442
30 Yr Pass Thru	3.000	03-01-50	13,640,640	12,199,978
30 Yr Pass Thru	3.000	12-01-51	2,809,208	2,506,675
30 Yr Pass Thru	3.000	12-01-51	6,988,463	6,255,506
30 Yr Pass Thru	3.000	02-01-52	1,900,327	1,703,394
30 Yr Pass Thru	3.000	02-01-52	3,502,872	3,122,352
30 Yr Pass Thru	3.000	03-01-52	10,277,342	9,199,444
30 Yr Pass Thru	3.000	04-01-52	13,557,031	12,067,371
30 Yr Pass Thru	3.000	05-01-52	1,004,052	902,512
30 Yr Pass Thru	3.500	06-01-42	1,219,633	1,163,768
30 Yr Pass Thru	3.500	06-01-43	2,394,177	2,278,158
30 Yr Pass Thru	3.500	12-01-44	400,349	377,202
30 Yr Pass Thru	3.500	04-01-45	394,335	372,786
30 Yr Pass Thru	3.500	04-01-45	157,029	148,368
30 Yr Pass Thru	3.500	07-01-47	3,567,471	3,363,965
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-47	580,596	$545,843
30 Yr Pass Thru	3.500	06-01-49	3,186,389	2,980,724
30 Yr Pass Thru	3.500	08-01-49	8,699,699	8,110,991
30 Yr Pass Thru	3.500	09-01-49	296,395	276,338
30 Yr Pass Thru	3.500	09-01-49	3,782,639	3,499,480
30 Yr Pass Thru	3.500	01-01-50	1,163,269	1,084,187
30 Yr Pass Thru	3.500	03-01-50	1,916,507	1,786,218
30 Yr Pass Thru	3.500	03-01-50	2,144,593	1,984,054
30 Yr Pass Thru	3.500	06-01-50	1,931,134	1,800,454
30 Yr Pass Thru	3.500	09-01-50	2,545,377	2,373,132
30 Yr Pass Thru	3.500	11-01-50	3,863,936	3,575,899
30 Yr Pass Thru	3.500	01-01-51	8,306,196	7,726,258
30 Yr Pass Thru	3.500	03-01-51	3,248,458	3,026,605
30 Yr Pass Thru	3.500	02-01-52	1,468,928	1,375,493
30 Yr Pass Thru	3.500	04-01-52	1,976,310	1,836,398
30 Yr Pass Thru	3.500	04-01-52	11,508,991	10,676,231
30 Yr Pass Thru	3.500	05-01-52	1,752,289	1,628,236
30 Yr Pass Thru	3.500	05-01-52	4,093,629	3,791,029
30 Yr Pass Thru	3.500	08-01-52	4,645,673	4,322,590
30 Yr Pass Thru	3.500	09-01-52	1,723,328	1,598,632
30 Yr Pass Thru	3.500	09-01-52	2,403,047	2,229,169
30 Yr Pass Thru	3.500	09-01-52	2,825,321	2,618,327
30 Yr Pass Thru	3.500	12-01-52	4,829,187	4,500,887
30 Yr Pass Thru	3.500	08-01-53	3,034,799	2,834,177
30 Yr Pass Thru	4.000	04-01-48	350,634	339,220
30 Yr Pass Thru	4.000	01-01-49	293,570	282,086
30 Yr Pass Thru	4.000	07-01-49	407,168	393,532
30 Yr Pass Thru	4.000	07-01-49	886,181	855,671
30 Yr Pass Thru	4.000	02-01-50	1,518,353	1,459,435
30 Yr Pass Thru	4.000	03-01-51	5,726,913	5,526,165
30 Yr Pass Thru	4.000	08-01-51	3,136,511	3,028,526
30 Yr Pass Thru	4.000	04-01-52	608,771	585,719
30 Yr Pass Thru	4.000	04-01-52	4,917,575	4,735,977
30 Yr Pass Thru	4.000	05-01-52	7,635,972	7,339,670
30 Yr Pass Thru	4.000	05-01-52	2,828,597	2,712,650
30 Yr Pass Thru	4.000	05-01-52	2,231,270	2,139,808
30 Yr Pass Thru	4.000	05-01-52	4,069,855	3,911,930
30 Yr Pass Thru	4.000	05-01-52	11,070,148	10,720,154
30 Yr Pass Thru	4.000	06-01-52	1,749,079	1,690,501
30 Yr Pass Thru	4.000	06-01-52	2,010,140	1,927,742
30 Yr Pass Thru	4.000	06-01-52	8,567,781	8,218,859
30 Yr Pass Thru	4.000	06-01-52	2,950,892	2,841,920
30 Yr Pass Thru	4.000	07-01-52	10,451,200	10,065,253
30 Yr Pass Thru	4.000	07-01-52	2,280,541	2,192,048
30 Yr Pass Thru	4.000	07-01-52	1,736,632	1,669,244
30 Yr Pass Thru	4.000	07-01-52	1,863,188	1,788,561
30 Yr Pass Thru	4.000	09-01-52	3,252,500	3,114,094
30 Yr Pass Thru	4.000	09-01-53	5,054,439	4,861,468
30 Yr Pass Thru	4.500	05-01-52	7,282,271	7,214,133
30 Yr Pass Thru	4.500	06-01-52	2,479,197	2,449,802
30 Yr Pass Thru	4.500	06-01-52	5,810,567	5,736,226
30 Yr Pass Thru	4.500	06-01-52	10,827,279	10,688,753
30 Yr Pass Thru	4.500	07-01-52	4,822,369	4,760,671
30 Yr Pass Thru	4.500	07-01-52	3,846,935	3,797,717
30 Yr Pass Thru	4.500	07-01-52	5,025,821	4,966,231
30 Yr Pass Thru	4.500	08-01-52	3,660,370	3,602,100
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-52	2,556,987	$2,524,273
30 Yr Pass Thru	4.500	08-01-52	7,379,695	7,259,910
30 Yr Pass Thru	4.500	09-01-52	3,900,455	3,867,617
30 Yr Pass Thru	4.500	09-01-52	1,247,236	1,232,058
30 Yr Pass Thru	4.500	10-01-52	3,359,828	3,331,541
30 Yr Pass Thru	4.500	10-01-52	1,722,776	1,705,580
30 Yr Pass Thru	4.500	11-01-52	1,702,672	1,681,952
30 Yr Pass Thru	4.500	12-01-52	9,403,225	9,259,411
30 Yr Pass Thru	4.500	04-01-53	4,762,496	4,704,540
30 Yr Pass Thru	4.500	07-01-53	1,745,420	1,724,179
30 Yr Pass Thru	4.500	09-01-53	7,896,256	7,800,411
30 Yr Pass Thru	5.000	08-01-52	9,019,016	9,127,200
30 Yr Pass Thru	5.000	08-01-52	5,033,182	5,093,555
30 Yr Pass Thru	5.000	09-01-52	6,271,840	6,343,152
30 Yr Pass Thru	5.000	09-01-52	2,652,713	2,673,756
30 Yr Pass Thru	5.000	10-01-52	2,678,825	2,707,609
30 Yr Pass Thru	5.000	12-01-52	2,807,661	2,837,830
30 Yr Pass Thru	5.000	01-01-53	6,631,253	6,706,651
30 Yr Pass Thru	5.000	04-01-53	7,227,114	7,295,736
30 Yr Pass Thru	5.000	05-01-53	8,177,157	8,254,800
30 Yr Pass Thru	5.000	07-01-53	2,602,078	2,626,785
30 Yr Pass Thru	5.000	11-01-53	4,242,940	4,255,382
30 Yr Pass Thru	5.000	11-01-54	5,053,583	5,076,299
30 Yr Pass Thru	5.000	12-01-54	3,252,567	3,275,319
30 Yr Pass Thru	5.000	01-01-55	10,524,354	10,624,284
30 Yr Pass Thru	5.500	12-01-52	3,128,121	3,215,634
30 Yr Pass Thru	5.500	12-01-52	1,657,573	1,704,982
30 Yr Pass Thru	5.500	08-01-53	2,124,614	2,182,725
30 Yr Pass Thru	5.500	02-01-54	2,589,191	2,662,436
30 Yr Pass Thru	5.500	05-01-54	3,080,319	3,147,243
30 Yr Pass Thru	5.500	05-01-54	2,263,036	2,311,497
30 Yr Pass Thru	5.500	05-01-54	6,180,812	6,295,784
30 Yr Pass Thru	5.500	08-01-54	5,597,222	5,753,813
30 Yr Pass Thru	5.500	11-01-54	1,815,276	1,864,132
30 Yr Pass Thru	5.500	12-01-54	2,744,989	2,819,211
30 Yr Pass Thru	5.500	12-01-54	3,478,723	3,591,265
30 Yr Pass Thru	5.500	01-01-55	5,632,311	5,796,923
30 Yr Pass Thru	5.500	04-01-55	4,219,692	4,323,899
30 Yr Pass Thru	5.500	06-01-55	2,844,262	2,927,390
30 Yr Pass Thru	5.500	09-01-55	2,110,411	2,168,371
30 Yr Pass Thru	7.000	06-01-32	159	167
30 Yr Pass Thru	7.500	04-01-31	571	603

30 Yr Pass Thru	8.000	01-01-31	346	363
Foreign government obligations 0.1%				$4,346,891
(Cost $4,414,717)
Saudi Arabia 0.1%				4,346,891
Kingdom of Saudi Arabia Bond (C)	5.875	01-12-56	4,460,000	4,346,891

Corporate bonds 16.5%				$1,049,621,567
(Cost $1,037,252,427)
Communication services 1.2%				78,413,680
Diversified telecommunication services 0.5%
AT&T, Inc.	2.750	06-01-31	4,984,000	4,583,373
AT&T, Inc.	4.500	05-15-35	1,519,000	1,455,090
AT&T, Inc.	4.750	04-30-33	1,192,000	1,189,201
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Cipher Compute LLC (C)(D)	7.125	11-15-30	824,000	$849,059
GCI LLC (C)	4.750	10-15-28	2,070,000	2,027,241
IHS Holding, Ltd. (C)	7.875	05-29-30	1,368,000	1,408,313
IHS Holding, Ltd. (C)(D)	8.250	11-29-31	2,528,000	2,640,242
Iliad Holding SAS (C)	7.000	04-15-32	1,982,000	2,031,471
Iliad Holding SAS (C)	8.500	04-15-31	491,000	525,773
Level 3 Financing, Inc. (C)	6.875	06-30-33	3,072,000	3,165,668
NTT Finance Corp. (C)	5.171	07-16-32	1,713,000	1,758,330
Sitios Latinoamerica SAB de CV (C)	6.000	11-25-29	2,958,000	3,052,952
STC Sukuk Company II, Ltd. (C)	4.489	01-15-31	2,350,000	2,345,559
Verizon Communications, Inc.	2.550	03-21-31	2,895,000	2,645,055
Windstream Services LLC (C)	8.250	10-01-31	1,054,000	1,104,091
Entertainment 0.1%
Roblox Corp. (C)	3.875	05-01-30	3,458,000	3,308,528
WarnerMedia Holdings, Inc.	4.279	03-15-32	1,435,000	1,262,800
WarnerMedia Holdings, Inc.	5.050	03-15-42	2,873,000	2,018,283
WMG Acquisition Corp. (C)	3.875	07-15-30	2,178,000	2,090,443
Interactive media and services 0.1%
Meta Platforms, Inc.	4.200	11-15-30	2,914,000	2,908,765
Meta Platforms, Inc.	4.600	11-15-32	2,005,000	2,010,018
Meta Platforms, Inc.	5.625	11-15-55	1,159,000	1,102,768
Media 0.3%
Cable One, Inc. (C)(D)	4.000	11-15-30	1,397,000	1,016,814
CCO Holdings LLC (C)	4.250	02-01-31	1,581,000	1,447,477
CCO Holdings LLC (D)	4.500	05-01-32	1,053,000	944,949
CCO Holdings LLC (C)(D)	7.375	03-01-31	1,286,000	1,322,799
CCO Holdings LLC (C)(D)	7.375	02-01-36	1,630,000	1,631,954
Charter Communications Operating LLC	6.384	10-23-35	4,439,000	4,588,039
Gray Media, Inc. (C)(D)	10.500	07-15-29	1,956,000	2,100,969
News Corp. (C)	3.875	05-15-29	1,648,000	1,605,595
News Corp. (C)	5.125	02-15-32	1,081,000	1,079,442
Paramount Global (D)	4.200	05-19-32	811,000	732,298
Paramount Global	4.375	03-15-43	1,601,000	1,102,712
Paramount Global	4.950	05-19-50	3,152,000	2,211,251
Sirius XM Radio LLC (C)	4.000	07-15-28	1,290,000	1,260,097
Wireless telecommunication services 0.2%
Millicom International Cellular SA (C)	6.250	03-25-29	1,414,800	1,427,761
Millicom International Cellular SA (C)(D)	7.375	04-02-32	677,000	704,336
T-Mobile USA, Inc.	3.875	04-15-30	7,727,000	7,594,587
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	2,048,000	2,159,577
Consumer discretionary 1.5%				95,046,937
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	1,353,000	1,350,836
Automobiles 0.5%
Ford Motor Credit Company LLC (D)	4.000	11-13-30	5,321,000	5,061,579
Ford Motor Credit Company LLC	5.113	05-03-29	3,486,000	3,513,491
Ford Motor Credit Company LLC	5.800	03-08-29	2,959,000	3,041,889
Ford Motor Credit Company LLC	6.125	03-08-34	5,534,000	5,660,369
General Motors Financial Company, Inc.	3.600	06-21-30	6,658,000	6,424,696
General Motors Financial Company, Inc.	5.950	04-04-34	6,651,000	6,980,056
Broadline retail 0.1%
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	959,000	968,884
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	1,028,000	1,039,049
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Macy’s Retail Holdings LLC (C)(D)	7.375	08-01-33	1,785,000	$1,884,910
MercadoLibre, Inc.	4.900	01-15-33	1,763,000	1,744,929
Rakuten Group, Inc. (C)	9.750	04-15-29	1,193,000	1,336,582
Hotels, restaurants and leisure 0.5%
Brightstar Lottery PLC (C)	5.750	01-15-33	1,796,000	1,785,440
Carnival Corp. (C)	5.125	05-01-29	2,046,000	2,069,980
Carnival Corp. (C)	5.750	08-01-32	5,011,000	5,146,417
Carnival Corp. (C)	5.875	06-15-31	2,201,000	2,275,115
Hilton Domestic Operating Company, Inc. (C)	5.500	03-31-34	1,408,000	1,414,792
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	1,874,000	1,915,565
Marriott Ownership Resorts, Inc. (C)(D)	6.500	10-01-33	1,817,000	1,728,862
MGM Resorts International	4.750	10-15-28	1,936,000	1,932,386
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,437,000	1,411,626
NCL Corp., Ltd. (C)	5.875	01-15-31	1,212,000	1,215,317
NCL Corp., Ltd. (C)(D)	6.250	09-15-33	1,118,000	1,124,177
NCL Corp., Ltd. (C)	6.750	02-01-32	1,319,000	1,351,719
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	1,312,000	1,335,409
Rivers Enterprise Lender LLC (C)	6.250	10-15-30	1,221,000	1,239,508
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	1,227,000	1,229,564
Travel + Leisure Company (C)	4.625	03-01-30	874,000	853,029
Travel + Leisure Company (C)	6.125	09-01-33	2,108,000	2,130,391
Viking Cruises, Ltd. (C)	5.875	10-15-33	2,185,000	2,215,135
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	973,000	942,188
Century Communities, Inc. (C)(D)	3.875	08-15-29	1,143,000	1,087,769
KB Home (D)	4.000	06-15-31	1,365,000	1,288,606
Taylor Morrison Communities, Inc. (C)	5.750	11-15-32	361,000	370,538
TopBuild Corp. (C)	5.625	01-31-34	1,857,000	1,873,728
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	592,000	582,990
Asbury Automotive Group, Inc.	4.750	03-01-30	1,387,000	1,365,530
Global Auto Holdings, Ltd. (C)	8.750	01-15-32	3,261,000	3,150,010
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	1,476,000	1,564,560
Lithia Motors, Inc. (C)	3.875	06-01-29	739,000	714,890
Lithia Motors, Inc. (C)(D)	4.375	01-15-31	1,593,000	1,533,366
Lithia Motors, Inc. (C)	5.500	10-01-30	1,489,000	1,495,615
The Home Depot, Inc. (D)	3.250	04-15-32	1,252,000	1,180,071
The Michaels Companies, Inc. (C)	5.250	05-01-28	1,870,000	1,849,605
Valvoline, Inc. (C)	3.625	06-15-31	1,508,000	1,385,082
Wayfair LLC (C)	6.750	11-15-32	1,272,000	1,314,704
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (C)	8.375	10-01-31	2,062,000	1,965,983
Consumer staples 0.4%				23,035,936
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (C)	5.750	03-31-34	4,483,000	4,408,912
Food products 0.3%
Froneri Lux FinCo SARL (C)	6.000	08-01-32	812,000	822,248
JBS USA Lux SA (D)	3.625	01-15-32	2,540,000	2,384,991
JBS USA Lux SA	5.750	04-01-33	2,143,000	2,236,349
JBS USA Lux SA (C)	5.950	04-20-35	643,000	675,690
MARB BondCo PLC (C)(D)	3.950	01-29-31	3,278,000	2,965,627
Mars, Inc. (C)	5.000	03-01-32	1,515,000	1,556,859
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	2,065,000	2,090,720
Pilgrim’s Pride Corp.	6.250	07-01-33	3,042,000	3,251,877
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal care products 0.0%
Kenvue, Inc.	4.900	03-22-33	1,252,000	$1,274,776
Unilever Capital Corp.	5.900	11-15-32	1,252,000	1,367,887
Energy 2.2%				140,729,673
Oil, gas and consumable fuels 2.2%
Aker BP ASA (C)	3.100	07-15-31	1,094,000	1,005,952
Aker BP ASA (C)	3.750	01-15-30	784,000	759,329
Aker BP ASA (C)	4.000	01-15-31	1,374,000	1,330,400
Antero Midstream Partners LP (C)	5.750	10-15-33	1,821,000	1,840,861
Antero Midstream Partners LP (C)	5.750	07-01-34	4,153,000	4,194,887
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	2,158,000	2,172,633
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	683,000	707,844
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	832,000	861,530
Blue Racer Midstream LLC (C)	7.250	07-15-32	2,077,000	2,202,056
BP Capital Markets America, Inc.	4.812	02-13-33	1,293,000	1,307,192
Cheniere Energy Partners LP (C)	5.550	10-30-35	1,022,000	1,045,301
Cheniere Energy Partners LP	5.950	06-30-33	2,330,000	2,468,615
Columbia Pipelines Holding Company LLC (C)	4.999	11-17-32	1,826,000	1,835,363
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	3,410,000	3,526,718
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	2,184,000	2,331,812
Comstock Resources, Inc. (C)	5.875	01-15-30	2,238,000	2,183,613
Continental Resources, Inc. (C)	2.875	04-01-32	1,678,000	1,473,525
Continental Resources, Inc. (C)	5.750	01-15-31	2,338,000	2,413,298
DT Midstream, Inc. (C)	4.375	06-15-31	4,471,000	4,383,447
DT Midstream, Inc. (C)	5.800	12-15-34	1,033,000	1,071,452
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,034,000	2,033,020
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,923,000	2,958,634
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,993,000	2,025,813
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,361,000	1,557,429
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	682,000	674,413
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	1,177,000	1,143,615
Energy Transfer LP	5.600	09-01-34	1,478,000	1,521,695
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	4,371,000	4,391,194
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,435,000	1,435,069
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,486,000	2,503,720
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	3,621,000	3,740,069
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,077,000	4,061,023
Enterprise Products Operating LLC	5.350	01-31-33	1,252,000	1,306,020
EOG Resources, Inc.	5.000	07-15-32	1,252,000	1,284,063
Expand Energy Corp.	4.750	02-01-32	1,631,000	1,616,074
Genesis Energy LP	7.875	05-15-32	1,151,000	1,201,083
Genesis Energy LP	8.000	05-15-33	1,307,000	1,364,066
Global Partners LP (C)	7.125	07-01-33	341,000	349,289
Global Partners LP (C)	8.250	01-15-32	1,024,000	1,079,349
Hess Midstream Operations LP (C)	6.500	06-01-29	475,000	491,627
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	1,060,000	1,087,984
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	294,000	310,554
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,907,000	2,933,675
Leviathan Bond, Ltd. (C)	6.750	06-30-30	510,000	522,750
Long Ridge Energy LLC (C)	8.750	02-15-32	1,571,000	1,668,932
MPLX LP	4.950	09-01-32	1,277,000	1,286,416
MPLX LP	5.000	03-01-33	1,452,000	1,456,690
Occidental Petroleum Corp.	5.375	01-01-32	1,042,000	1,071,776
Occidental Petroleum Corp.	6.450	09-15-36	2,691,000	2,870,457
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.625	09-01-30	2,848,000	$3,062,252
Ovintiv, Inc. (D)	6.250	07-15-33	1,224,000	1,299,596
Ovintiv, Inc.	7.200	11-01-31	387,000	427,638
Plains All American Pipeline LP	4.700	01-15-31	953,000	958,272
Repsol E&P Capital Markets US LLC (C)	5.204	09-16-30	2,502,000	2,540,193
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,470,000	3,487,932
Sunoco LP (C)	4.500	10-01-29	1,490,000	1,458,124
Sunoco LP	4.500	04-30-30	2,661,000	2,598,257
Sunoco LP (C)	4.625	05-01-30	905,000	882,445
Sunoco LP (C)	5.625	03-15-31	960,000	965,884
Sunoco LP (C)	5.875	03-15-34	1,682,000	1,686,479
Sunoco LP (C)	6.250	07-01-33	1,061,000	1,088,395
Sunoco LP (C)	7.250	05-01-32	1,560,000	1,649,890
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (C)(E)	7.875	09-18-30	2,794,000	2,877,904
Targa Resources Corp.	5.500	02-15-35	1,598,000	1,637,023
Targa Resources Corp.	6.150	03-01-29	1,445,000	1,522,329
Targa Resources Partners LP	4.000	01-15-32	2,470,000	2,371,333
Var Energi ASA (C)	5.875	05-22-30	3,666,000	3,812,999
Var Energi ASA (C)	8.000	11-15-32	5,071,000	5,807,586
Venture Global LNG, Inc. (C)(D)	7.000	01-15-30	1,430,000	1,438,860
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)(E)	9.000	09-30-29	2,513,000	2,210,745
Viper Energy Partners LLC	4.900	08-01-30	1,889,000	1,912,745
Western Midstream Operating LP	4.050	02-01-30	2,446,000	2,399,944
Western Midstream Operating LP	5.450	11-15-34	1,365,000	1,374,125
Whistler Pipeline LLC (C)	5.400	09-30-29	1,036,000	1,070,413
Whistler Pipeline LLC (C)	5.700	09-30-31	1,084,000	1,125,983
Financials 5.6%				353,854,436
Banks 3.2%
Banco Bradesco SA (C)(D)	5.375	01-20-31	2,518,000	2,520,770
Banco Santander SA	4.551	11-06-30	2,985,000	2,987,502
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (E)	9.625	05-21-33	2,871,000	3,464,947
Bank Hapoalim BM (C)	4.722	07-14-29	1,922,000	1,918,994
Bank Hapoalim BM (C)	5.252	01-14-33	1,109,000	1,109,443
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,754,000	3,501,347
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,398,000	5,871,018
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	2,441,000	2,429,716
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	5,901,000	5,992,972
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	806,000	822,605
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (E)	6.625	05-01-30	3,823,000	3,972,158
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	3,163,000	3,363,430
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	2,359,000	2,435,581
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)(E)	8.000	03-15-29	2,659,000	2,842,588
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	3,120,000	3,230,138
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	740,000	790,379
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (C)(D)	4.760	01-13-32	1,787,000	1,785,840
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (C)	5.936	05-30-35	2,064,000	2,155,904
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	2,445,000	2,451,928
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,094,000	3,275,872
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	650,000	661,878
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	2,000,000	2,034,000
Citizens Financial Group, Inc.	3.250	04-30-30	482,000	460,858
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,624,000	1,665,317
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	464,000	466,206
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,184,000	4,382,157
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	1,498,991
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (C)	3.250	01-14-30	4,443,000	$4,238,425
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (C)	5.862	01-09-36	2,586,000	2,718,880
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,662,000	2,801,163
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (C)	5.019	03-04-31	2,402,000	2,447,697
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,082,000	1,096,554
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,657,504
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	6.967	03-01-26	1,667,000	1,671,903
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,346,000	2,380,401
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,419,000	2,421,410
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (E)	7.000	12-15-30	1,681,000	1,718,732
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,516,000	1,561,151
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,541,000	1,585,711
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	808,000	844,823
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,107,000	1,160,280
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (E)	6.250	10-15-30	1,196,000	1,195,792
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	822,000	848,561
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,183,000	1,276,557
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	1,518,000	1,514,002
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,684,000	2,722,558
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,683,000	2,753,879
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,586,000	2,651,579
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,795,000	3,895,704
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	2,444,000	2,541,905
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	6,318,000	6,490,296
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,535,000	1,599,283
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (D)	5.121	04-04-31	2,156,000	2,208,961
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	951,000	952,084
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	956,000	1,035,847
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	1,633,000	1,711,742
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (D)(E)	6.625	09-27-35	1,827,000	1,812,539
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)(E)	6.750	09-27-31	1,101,000	1,145,234
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	995,000	993,428
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,330,000	1,364,255
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,094,000	2,123,343
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,379,000	2,403,776
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (E)	7.300	11-19-34	2,331,000	2,474,398
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	1,756,000	1,984,719
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	917,000	922,184
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	861,000	867,813
Popular, Inc. (D)	7.250	03-13-28	2,249,000	2,355,187
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,844,000	4,976,618
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (D)	5.722	06-06-30	1,125,000	1,174,624
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	3,748,000	3,730,275
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	2,085,000	2,027,095
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,613,000	2,650,719
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,522,000	1,580,091
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,715,000	1,833,106
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,977,000	2,041,917
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,473,000	2,548,161
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	5,141,000	5,445,487
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,819,000	1,960,204
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,040,000	3,052,054
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	1,883,000	1,937,039
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,782,000	1,844,322
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,762,000	2,927,072
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	955,000	$961,619
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,947,000	7,410,052
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	2,033,000	2,061,925
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%) (D)	5.244	01-24-31	1,321,000	1,364,804
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,811,000	4,193,177
Capital markets 1.2%
Ares Strategic Income Fund (C)	5.150	01-15-31	2,662,000	2,590,809
Ares Strategic Income Fund (C)	5.450	09-09-28	1,172,000	1,181,278
Ares Strategic Income Fund	5.600	02-15-30	1,615,000	1,614,995
Ares Strategic Income Fund	5.700	03-15-28	398,000	403,347
Ares Strategic Income Fund (C)	5.800	09-09-30	2,162,000	2,168,992
Ares Strategic Income Fund	6.200	03-21-32	1,439,000	1,461,361
Ares Strategic Income Fund	6.350	08-15-29	748,000	769,876
Blackstone Private Credit Fund (D)	5.050	09-10-30	2,260,000	2,212,613
Blackstone Private Credit Fund	5.250	04-01-30	2,022,000	1,996,546
Blackstone Private Credit Fund	5.950	07-16-29	1,451,000	1,475,409
Blackstone Private Credit Fund	7.300	11-27-28	1,423,000	1,504,836
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%) (D)	6.300	01-15-55	1,942,000	1,929,032
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	3,280,000	3,053,282
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	815,000	814,094
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,714,000	1,756,326
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,936,000	2,064,942
HPS Corporate Lending Fund (C)	5.150	04-02-29	745,000	742,108
HPS Corporate Lending Fund (D)	5.950	04-14-32	1,061,000	1,067,725
Intercontinental Exchange, Inc.	4.600	03-15-33	1,252,000	1,258,647
Jefferies Financial Group, Inc.	6.200	04-14-34	2,131,000	2,241,088
Lazard Group LLC	4.375	03-11-29	2,424,000	2,430,290
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,573,000	1,504,483
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,173,000	1,040,925
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,733,000	3,282,539
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	4,054,000	4,162,197
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,344,000	3,428,972
MSCI, Inc. (C)(D)	3.625	11-01-31	2,883,000	2,707,039
S&P Global, Inc.	2.900	03-01-32	1,252,000	1,152,160
Sixth Street Lending Partners	5.750	01-15-30	878,000	887,679
Sixth Street Lending Partners	6.125	07-15-30	915,000	936,413
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,595,000	1,639,078
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	7,122,000	6,486,453
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,610,000	2,358,604
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	2,131,000	2,202,252
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,707,000	1,854,594
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (C)(E)	6.625	01-08-31	2,144,000	2,156,012
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(E)	7.000	02-10-30	1,326,000	1,354,664
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(E)	7.125	08-10-34	1,758,000	1,801,361
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	1,785,000	2,087,700
Consumer finance 0.2%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	2,532,000	2,548,248
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,231,000	1,264,016
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,702,000	1,755,216
Ally Financial, Inc.	8.000	11-01-31	2,144,000	2,431,078
Muthoot Finance, Ltd. (C)	5.750	08-04-30	1,410,000	1,408,238
OneMain Finance Corp.	6.125	05-15-30	2,427,000	2,474,072
PHH Escrow Issuer LLC (C)	9.875	11-01-29	1,985,000	2,031,191
Trust Fibra Uno (C)	7.375	02-13-34	869,000	953,510
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.5%
Apollo Debt Solutions BDC	6.700	07-29-31	2,049,000	$2,136,857
Apollo Debt Solutions BDC	6.900	04-13-29	3,355,000	3,500,876
Atlas Warehouse Lending Company LP (C)	5.250	01-15-33	748,000	749,104
Atlas Warehouse Lending Company LP (C)	6.250	01-15-30	1,246,000	1,315,313
Block, Inc. (C)	5.625	08-15-30	779,000	792,900
Block, Inc. (C)	6.000	08-15-33	1,012,000	1,033,741
Citadel Finance LLC (C)	5.900	02-10-30	1,462,000	1,496,616
Enact Holdings, Inc.	6.250	05-28-29	2,550,000	2,672,396
Freedom Mortgage Holdings LLC (C)	6.875	05-01-31	2,070,000	2,054,215
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	1,001,000	1,021,057
ION Platform Finance US, Inc. (C)	7.875	09-30-32	1,741,000	1,526,882
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	311,000	369,906
NMI Holdings, Inc.	6.000	08-15-29	1,420,000	1,465,213
PayPal Holdings, Inc.	4.400	06-01-32	1,252,000	1,248,994
Radian Group, Inc.	6.200	05-15-29	1,843,000	1,935,267
Rocket Companies, Inc. (C)	6.375	08-01-33	1,859,000	1,928,640
Stonebriar ABF Issuer LLC (C)	8.125	12-15-30	2,038,000	2,117,156
TrueNoord Capital DAC (C)	8.750	03-01-30	1,136,000	1,198,179
Insurance 0.5%
Asurion LLC (C)	8.375	02-01-34	678,000	685,431
Athene Global Funding (C)	4.721	10-08-29	1,262,000	1,266,167
Athene Global Funding (C)	5.322	11-13-31	1,531,000	1,557,702
Athene Holding, Ltd.	3.500	01-15-31	1,344,000	1,273,877
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,102,000	1,101,493
CNO Financial Group, Inc.	5.250	05-30-29	2,753,000	2,802,072
CNO Financial Group, Inc.	6.450	06-15-34	1,127,000	1,191,152
CNO Global Funding (C)	4.700	12-11-30	999,000	998,259
GA Global Funding Trust (C)	4.500	09-18-30	2,877,000	2,839,052
GA Global Funding Trust (C)	5.200	12-09-31	1,523,000	1,541,333
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	781,000	807,264
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,536,957
MassMutual Global Funding II (C)(D)	4.350	09-17-31	2,064,000	2,044,787
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,448,000	2,568,809
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,363,000	2,433,715
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	2,107,000	2,175,134
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	2,795,000	2,302,291
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	1,514,000	1,556,179
Health care 0.9%				56,424,187
Biotechnology 0.3%
AbbVie, Inc.	5.050	03-15-34	2,491,000	2,553,530
Amgen, Inc.	5.250	03-02-33	8,222,000	8,508,502
Amgen, Inc.	5.650	03-02-53	3,051,000	3,003,151
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,901,000	2,594,935
Health care equipment and supplies 0.1%
Medtronic Global Holdings SCA	4.500	03-30-33	1,252,000	1,250,229
Solventum Corp.	5.450	03-13-31	3,506,000	3,657,860
Health care providers and services 0.3%
Centene Corp. (D)	3.000	10-15-30	1,885,000	1,688,248
Centene Corp.	3.375	02-15-30	1,195,000	1,102,425
CVS Health Corp.	5.000	09-15-32	2,584,000	2,626,736
DaVita, Inc. (C)	4.625	06-01-30	1,419,000	1,365,384
Fresenius Medical Care US Finance III, Inc. (C)(D)	2.375	02-16-31	4,067,000	3,625,530
HCA, Inc.	4.300	11-15-30	770,000	765,569
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	4.600	11-15-32	1,255,000	$1,243,282
HCA, Inc.	5.450	04-01-31	2,148,000	2,233,184
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	2,621,000	2,556,853
Tenet Healthcare Corp. (C)	5.500	11-15-32	2,730,000	2,758,106
Universal Health Services, Inc.	2.650	10-15-30	2,885,000	2,630,558
Life sciences tools and services 0.0%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	1,254,000	1,256,533
Pharmaceuticals 0.2%
Endo Finance Holdings LP (C)(D)	8.500	04-15-31	1,159,000	1,226,346
IQVIA, Inc.	6.250	02-01-29	1,125,000	1,183,569
Merck & Company, Inc.	4.450	12-04-32	1,252,000	1,255,096
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	1,251,000	1,263,604
Royalty Pharma PLC	5.150	09-02-29	1,287,000	1,325,550
Teva Pharmaceutical Finance Company LLC (D)	6.150	02-01-36	372,000	391,332
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	2,987,000	2,285,032
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	2,002,000	2,073,043
Industrials 1.4%				87,741,861
Aerospace and defense 0.2%
DAE Funding LLC (C)	4.950	01-15-33	3,056,000	3,015,992
Efesto Bidco SpA Efesto US LLC (C)	7.500	02-15-32	1,557,000	1,587,237
Lockheed Martin Corp.	5.250	01-15-33	1,498,000	1,576,472
The Boeing Company	6.528	05-01-34	6,957,000	7,696,149
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	2,000,000	1,906,266
Builders FirstSource, Inc. (C)	6.375	03-01-34	1,844,000	1,907,946
Commercial services and supplies 0.1%
Cimpress PLC (C)(D)	7.375	09-15-32	1,619,000	1,662,434
Garda World Security Corp. (C)	6.500	01-15-31	1,402,000	1,437,138
GFL Environmental Holdings US, Inc. (C)	5.500	02-01-34	816,000	817,879
Waste Management, Inc.	4.150	04-15-32	1,252,000	1,240,425
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,195,000	1,295,778
MasTec, Inc.	5.900	06-15-29	1,205,000	1,260,601
Williams Scotsman, Inc. (C)	6.625	06-15-29	875,000	904,628
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	1,252,000	1,152,419
Industrial conglomerates 0.0%
Honeywell International, Inc.	5.000	02-15-33	1,254,000	1,291,184
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	1,276,000	1,218,948
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	1,804,000	1,874,013
Weir Group, Inc. (C)	5.350	05-06-30	1,384,000	1,420,726
Passenger airlines 0.6%
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,247,144	2,215,066
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	438,467	420,661
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,507,688	1,462,632
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,701,026	1,670,436
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	932,707	888,708
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,522,135	2,337,059
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,091,373	1,986,079
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	407,871	399,549
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,293,953	2,991,559
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,681,675	1,616,141
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,355,000	$2,325,706
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	776,000	781,833
Azul Secured Finance LLP (C)	9.875	02-15-31	1,009,000	1,020,351
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	462,038	447,712
Delta Air Lines, Inc.	5.250	07-10-30	1,194,000	1,222,634
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,627,129	2,349,194
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	834,291	796,539
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,848,602	1,801,055
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,835,237	1,781,490
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	770,384	789,506
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,775,106	3,946,663
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,950,353	2,019,868
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,445,666	2,503,286
United Airlines Holdings, Inc.	5.375	03-01-31	1,147,000	1,158,391
United Airlines, Inc. (C)	4.625	04-15-29	689,000	688,358
Trading companies and distributors 0.2%
AerCap Ireland Capital DAC (D)	3.300	01-30-32	7,261,000	6,717,868
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%) (D)	6.500	01-31-56	1,380,000	1,419,104
Ashtead Capital, Inc. (C)	5.550	05-30-33	3,072,000	3,175,174
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,789,000	1,771,315
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	1,351,000	1,417,402
Corp Quiport SA (C)	9.000	12-15-37	329,000	354,287
Information technology 1.2%				76,246,608
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	3,382,000	3,069,568
Motorola Solutions, Inc. (D)	2.750	05-24-31	2,735,000	2,512,080
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	4.400	02-15-33	1,252,000	1,237,632
Jabil, Inc.	4.750	02-01-33	1,141,000	1,123,905
TD SYNNEX Corp.	5.300	10-10-35	2,517,000	2,494,745
IT services 0.0%
CoreWeave, Inc. (C)	9.000	02-01-31	1,746,000	1,697,563
CoreWeave, Inc. (C)	9.250	06-01-30	1,338,000	1,317,125
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	3.419	04-15-33	6,228,000	5,754,867
Broadcom, Inc.	4.550	02-15-32	778,000	777,635
Broadcom, Inc.	4.800	02-15-36	2,488,000	2,455,906
Broadcom, Inc.	4.900	07-15-32	3,404,000	3,473,546
Foundry JV Holdco LLC (C)	6.100	01-25-36	3,021,000	3,178,949
Foundry JV Holdco LLC (C)	6.250	01-25-35	4,229,000	4,497,315
Kioxia Holdings Corp. (C)	6.625	07-24-33	3,403,000	3,553,440
KLA Corp. (D)	4.650	07-15-32	1,256,000	1,274,894
Marvell Technology, Inc.	5.950	09-15-33	1,297,000	1,379,592
Micron Technology, Inc.	2.703	04-15-32	2,351,000	2,114,301
Micron Technology, Inc.	5.300	01-15-31	2,037,000	2,115,683
Micron Technology, Inc.	5.650	11-01-32	2,032,000	2,144,906
Micron Technology, Inc.	5.800	01-15-35	1,667,000	1,766,617
Qorvo, Inc. (C)	3.375	04-01-31	2,111,000	1,952,883
Qorvo, Inc.	4.375	10-15-29	1,408,000	1,386,094
Software 0.2%
Cloud Software Group, Inc. (C)(D)	6.625	08-15-33	798,000	764,952
Cloud Software Group, Inc. (C)	8.250	06-30-32	756,000	768,915
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	4.700	09-27-34	1,822,000	$1,691,136
Oracle Corp.	4.800	09-26-32	1,562,000	1,512,207
Oracle Corp.	5.250	02-03-32	1,297,000	1,295,392
Oracle Corp.	5.550	02-06-53	4,045,000	3,363,203
WULF Compute LLC (C)	7.750	10-15-30	757,000	789,566
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.100	03-01-30	561,000	572,227
Dell International LLC	4.500	02-15-31	3,175,000	3,166,687
Dell International LLC	4.750	10-06-32	2,610,000	2,603,531
Dell International LLC (D)	5.100	02-15-36	1,629,000	1,600,604
Dell International LLC	5.300	04-01-32	2,656,000	2,729,147
Dell International LLC	5.400	04-15-34	4,025,000	4,109,795
Materials 0.4%				26,345,076
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,938,000	1,844,587
JH North America Holdings, Inc. (C)	5.875	01-31-31	466,000	473,936
JH North America Holdings, Inc. (C)	6.125	07-31-32	1,866,000	1,901,292
Quikrete Holdings, Inc. (C)	6.375	03-01-32	1,435,000	1,488,226
Standard Building Solutions, Inc. (C)	5.875	03-15-34	1,873,000	1,871,181
Standard Building Solutions, Inc. (C)	6.250	08-01-33	1,441,000	1,472,928
Containers and packaging 0.1%
Ardagh Metal Packaging Finance USA LLC (C)(D)	6.250	01-30-31	1,425,000	1,464,431
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	1,497,000	1,516,461
Graphic Packaging International LLC (C)	3.500	03-01-29	1,448,000	1,381,356
Toucan FinCo, Ltd. (C)	9.500	05-15-30	1,790,000	1,727,460
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)(D)	7.125	03-15-31	331,000	350,141
CSN Islands XI Corp. (C)	6.750	01-28-28	653,000	623,830
CSN Resources SA (C)(D)	4.625	06-10-31	3,273,000	2,566,076
First Quantum Minerals, Ltd. (C)	7.250	02-15-34	647,000	679,737
First Quantum Minerals, Ltd. (C)	8.000	03-01-33	1,117,000	1,198,609
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	586,000	615,564
Freeport-McMoRan, Inc.	5.400	11-14-34	1,684,000	1,736,332
Novelis Corp. (C)	4.750	01-30-30	2,212,000	2,144,158
Rio Tinto Finance USA PLC	5.000	03-14-32	1,252,000	1,288,771
Real estate 0.4%				27,418,285
Hotel and resort REITs 0.0%
XHR LP (C)	6.625	05-15-30	1,292,000	1,334,314
Industrial REITs 0.1%
FIBRA Prologis (C)	5.500	11-26-35	1,291,000	1,282,544
Prologis Targeted US Logistics Fund LP (C)	4.250	01-15-31	1,259,000	1,249,308
Trust 2401 (C)(D)	7.375	02-13-34	1,717,000	1,876,939
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	1,004,000	1,015,477
Real estate management and development 0.0%
CoStar Group, Inc. (C)	2.800	07-15-30	2,992,000	2,754,422
Specialized REITs 0.3%
American Tower Corp.	4.700	12-15-32	1,924,000	1,925,722
American Tower Corp.	5.550	07-15-33	1,651,000	1,724,724
American Tower Corp.	5.650	03-15-33	1,589,000	1,671,334
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	1,549,000	1,481,443
Iron Mountain, Inc. (C)	5.250	07-15-30	1,118,000	1,107,041
Millrose Properties, Inc. (C)	6.375	08-01-30	2,359,000	2,407,796
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Uniti Group LP (C)(D)	6.500	02-15-29	861,000	$837,396
VICI Properties LP (C)	3.875	02-15-29	1,255,000	1,234,088
VICI Properties LP	5.125	11-15-31	3,067,000	3,101,990
VICI Properties LP	5.125	05-15-32	2,399,000	2,413,747
Utilities 1.3%				84,364,888
Electric utilities 0.8%
American Electric Power Company, Inc.	5.625	03-01-33	555,000	581,018
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	1,308,000	1,308,260
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	632,000	627,601
Atlantica Transmision Sur SA (C)	6.875	04-30-43	500,873	536,979
Constellation Energy Generation LLC	4.400	01-15-31	1,200,000	1,197,153
Constellation Energy Generation LLC	6.500	10-01-53	1,195,000	1,293,440
Duke Energy Corp.	5.750	09-15-33	2,135,000	2,261,555
Electricite de France SA (C)(D)	5.650	04-22-29	3,054,000	3,186,833
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	2,564,000	3,034,830
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	2,557,000	2,559,483
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,319,000	1,318,068
Exelon Corp.	5.125	03-15-31	929,000	960,323
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	623,000	646,737
Georgia Power Company	4.950	05-17-33	1,252,000	1,278,114
Israel Electric Corp., Ltd. (C)	5.633	01-28-38	772,000	770,993
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	1,625,000	1,446,141
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,445,000	1,492,406
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	521,000	547,724
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	323,000	333,487
NRG Energy, Inc. (C)	3.625	02-15-31	1,420,000	1,326,566
NRG Energy, Inc. (C)	3.875	02-15-32	2,760,000	2,584,562
NRG Energy, Inc. (C)	4.450	06-15-29	1,604,000	1,596,740
NRG Energy, Inc. (C)	5.750	01-15-34	1,184,000	1,191,852
NRG Energy, Inc. (C)	6.000	02-01-33	1,438,000	1,465,592
NRG Energy, Inc. (C)	7.000	03-15-33	2,313,000	2,545,461
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	1,549,000	1,705,822
Pacific Gas & Electric Company	4.950	07-01-50	1,343,000	1,138,865
Pacific Gas & Electric Company	5.800	05-15-34	1,977,000	2,050,843
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%) (D)	7.375	09-15-55	1,937,000	1,989,307
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (C)	4.750	02-03-31	1,232,000	1,227,855
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,217,000	3,320,102
The Southern Company	5.700	03-15-34	1,721,000	1,808,232
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,274,000	2,371,654
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	714,000	742,589
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)(D)	4.375	05-31-30	1,581,364	1,489,645
Capital Power US Holdings, Inc. (C)	5.257	06-01-28	1,044,000	1,064,839
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	1,710,000	1,790,992
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	728,000	741,422
Vistra Operations Company LLC (C)	4.300	07-15-29	3,740,000	3,721,183
Vistra Operations Company LLC (C)	4.700	01-31-31	950,000	948,669
Vistra Operations Company LLC (C)	6.950	10-15-33	2,443,000	2,708,943
Multi-utilities 0.3%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,582,000	1,594,094
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (D)	6.850	02-15-55	628,000	666,084
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,299,000	1,361,916
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%) (D)	6.000	02-15-56	2,121,000	2,143,868
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,531,000	$2,539,759
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,617,000	1,684,011
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	877,000	948,354
NiSource, Inc.	3.600	05-01-30	789,000	767,684
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,103,000	2,114,994
Sempra	5.500	08-01-33	1,696,000	1,765,371
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,932,000	1,954,442

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	575,000	589,404

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,315,000	1,322,027
Municipal bonds 0.0%				$982,290
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	982,290
Term loans (G) 0.1%				$7,330,539
(Cost $7,324,305)
Financials 0.0%				1,463,703
Insurance 0.0%
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.672	01-30-32	1,467,180	1,463,703
Health care 0.0%				850,361
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.422	04-23-31	850,098	850,361
Industrials 0.1%				3,673,508
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.273	02-04-32	1,105,230	1,104,313
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.672	01-20-32	2,587,515	2,569,195
Materials 0.0%				1,342,967
Construction materials 0.0%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.922	01-30-32	1,343,975	1,342,967

Collateralized mortgage obligations 2.2%				$140,350,299
(Cost $138,671,686)
Commercial and residential 1.8%				117,729,045
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (C)	5.120	12-25-70	1,304,931	1,311,480
Series 2026-NQM1, Class A1 (C)(H)	4.912	02-25-71	1,775,000	1,772,369
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	257,397	248,216
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	1,387,865	1,183,255
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	1,130,586	988,956
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,409,398	1,408,543
Series 2025-10, Class A1 (C)(H)	4.960	09-25-70	884,832	887,849
Series 2025-11, Class A1 (C)(H)	4.975	10-25-70	1,366,248	1,370,804
Series 2026-1, Class A1 (C)(H)	4.747	02-25-71	2,403,000	2,404,619
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	516,679	468,429
Avenue of Americas
Series 2025-1301, Class A (C)(H)	5.059	08-11-42	1,848,000	1,877,130
BAHA Trust
Series 2024-MAR, Class A (C)(H)	6.171	12-10-41	2,731,000	2,833,593
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	575,000	518,194
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	1,741,000	1,790,109
Series 2025-5YR19, Class A3	5.270	12-15-58	1,246,000	1,288,568
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	152,880	149,311
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,831	$554,072
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	626,853
Series 2024-5C31, Class A3	5.609	12-15-57	703,000	732,840
Series 2025-5C33, Class A4	5.839	03-15-58	2,570,000	2,704,311
Series 2025-5C38, Class A3	5.146	11-15-58	1,390,000	1,432,106
Series 2026-5C40, Class A3 (I)	5.248	02-15-31	1,262,000	1,305,688
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	509,476	494,570
Series 2019-B13, Class A2	2.889	08-15-57	517,112	500,075
Series 2024-V12, Class A3	5.738	12-15-57	2,240,000	2,346,656
Series 2026-V20, Class A3 (I)	5.184	02-15-59	949,000	977,431
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	658,000	685,458
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	445,122	412,085
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	927,000	882,921
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,536,653
CENT Trust
Series 2025-CITY, Class A (C)(H)	4.920	07-10-40	1,346,000	1,365,349
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	1,359,000	1,398,707
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	779,714	664,572
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	1,116,066	964,876
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	858,231	748,512
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (C)	2.994	02-25-67	1,441,935	1,388,381
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (C)	5.529	08-25-70	926,871	936,977
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	2,040,480	1,765,119
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.456	05-10-51	9,486,655	75,644
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	709,344	640,861
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	600,965	526,804
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	1,473,050	1,280,669
Cross Mortgage Trust
Series 2025-H8, Class A1 (C)(H)	5.003	11-25-70	1,234,997	1,240,854
Series 2025-H9, Class A1 (C)(H)	5.036	11-25-70	1,618,012	1,626,178
Series 2026-NQM1, Class A1 (C)(H)	4.699	02-25-61	2,292,000	2,291,837
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	171,027	150,794
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	760,077	650,908
Series 2025-INV4, Class A1 (C)	5.100	10-25-70	833,360	838,431
Series 2026-NQM1, Class A1 (C)(H)	4.771	02-25-71	1,318,000	1,317,997
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	1,635,647	1,373,943
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	422,768	380,540
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	526,182	459,549
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	1,599,402	1,420,685
Series 2025-NQM5, Class A1 (C)(H)	4.981	08-25-70	1,588,580	1,593,348
GGP Trust
Series 2026-TY, Class A (C)	4.670	03-05-43	1,529,000	1,529,000
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	78,101	74,737
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	297,187	275,413
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(H)	5.467	01-13-40	1,915,000	1,984,882
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	490,629	441,213
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	$1,044,900
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	266,814	251,707
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (C)(H)	5.119	11-25-70	1,178,000	1,186,193
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	380,000	357,131
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (C)(H)	5.085	10-25-65	2,018,080	2,030,396
Series 2026-NQM1, Class A1 (C)(H)	4.824	11-25-65	1,423,000	1,424,177
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.312	11-05-41	1,487,000	1,475,591
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	721,185	682,381
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	299,618	257,916
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	1,155,771	967,654
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	1,231,307	1,024,152
Series 2025-NQM18, Class A1 (C)(H)	5.057	09-25-65	667,978	672,153
Series 2025-NQM19, Class A1 (C)(H)	4.869	10-25-65	1,429,445	1,433,525
Series 2025-NQM20, Class A1 (C)(H)	5.021	10-25-65	1,674,111	1,683,111
Series 2025-NQM21, Class A1 (C)(H)	4.989	10-25-65	1,075,067	1,080,364
Series 2025-NQM23, Class A1 (C)(H)	4.872	10-25-65	2,062,295	2,070,066
Series 2026-NQM1, Class A1 (C)(H)	4.846	11-25-65	1,319,000	1,322,752
Series 2026-NQM2, Class A1 (C)(H)	4.818	12-01-65	2,811,000	2,813,581
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	1,536,842	1,472,243
Series 2025-SFR2, Class A (C)	3.305	04-17-42	1,407,276	1,340,574
Series 2025-SFR5, Class A (C)	3.850	10-17-42	1,410,000	1,365,021
Series 2025-SFR6, Class A (C)	4.000	12-17-42	1,033,000	1,005,465
Series 2026-SFR1, Class A (C)	3.850	02-17-43	1,375,000	1,322,472
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	1,111,673	1,005,496
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	1,787,000	1,838,300
Series 2024-CNTR, Class D (C)	7.109	11-13-41	2,250,000	2,370,508
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,525,112
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	1,499,959	1,359,311
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	644,387	615,722
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	537,076	524,555
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	521,913	504,527
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,064,056	975,119
Series 2024-4, Class A1A (C)(H)	4.593	10-27-64	2,271,746	2,286,544
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(H)	5.229	07-13-44	1,412,000	1,426,305
Verus Securitization Trust
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	802,567	710,848
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	519,167	444,579
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	854,601	748,755
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	152,967	148,671
Series 2025-11, Class A1 (C)(H)	4.914	11-25-70	2,044,278	2,049,876
Series 2025-R2, Class A1 (C)(H)	5.086	07-25-67	995,022	1,002,590
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,285,000	1,345,036
Series 2025-5C6, Class A3	5.186	10-15-58	1,591,000	1,637,474
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(H)	5.528	07-15-40	1,772,000	1,826,268
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.4%				$22,621,254
Government National Mortgage Association
Series 2012-114, Class IO	0.635	01-16-53	587,373	8,709
Series 2016-174, Class IO	0.725	11-16-56	1,149,557	35,132
Series 2017-109, Class IO	0.202	04-16-57	1,344,022	13,315
Series 2017-124, Class IO	0.627	01-16-59	931,034	33,296
Series 2017-135, Class IO	0.693	10-16-58	2,288,074	69,311
Series 2017-140, Class IO	0.485	02-16-59	1,204,996	30,605
Series 2017-159, Class IO	0.414	06-16-59	1,748,983	42,241
Series 2017-169, Class IO	0.520	01-16-60	20,240,705	549,470
Series 2017-20, Class IO	0.488	12-16-58	1,950,862	38,079
Series 2017-22, Class IO	0.770	12-16-57	733,273	26,071
Series 2017-41, Class IO	0.495	07-16-58	910,375	21,091
Series 2017-46, Class IO	0.651	11-16-57	1,818,377	67,243
Series 2017-61, Class IO	0.688	05-16-59	695,072	23,716
Series 2018-158, Class IO	0.799	05-16-61	2,872,789	170,140
Series 2018-35, Class IO	0.544	03-16-60	3,317,239	101,401
Series 2018-43, Class IO	0.455	05-16-60	3,602,363	112,388
Series 2018-68, Class IO	0.425	01-16-60	5,668,835	169,295
Series 2018-69, Class IO	0.610	04-16-60	3,076,861	136,822
Series 2018-81, Class IO	0.486	01-16-60	4,502,349	183,172
Series 2018-9, Class IO	0.444	01-16-60	5,833,943	170,215
Series 2019-131, Class IO	0.803	07-16-61	2,907,544	163,728
Series 2020-100, Class IO	0.787	05-16-62	3,940,996	233,232
Series 2020-108, Class IO	0.847	06-16-62	22,627,548	1,284,751
Series 2020-114, Class IO	0.799	09-16-62	10,180,078	525,889
Series 2020-118, Class IO	0.887	06-16-62	8,684,872	538,443
Series 2020-119, Class IO	0.608	08-16-62	4,236,690	192,248
Series 2020-120, Class IO	0.759	05-16-62	2,500,232	144,157
Series 2020-137, Class IO	0.799	09-16-62	18,165,470	1,035,821
Series 2020-150, Class IO	0.966	12-16-62	8,259,849	554,936
Series 2020-170, Class IO	0.836	11-16-62	10,693,327	680,622
Series 2020-92, Class IO	0.881	02-16-62	9,265,288	509,465
Series 2021-110, Class IO	0.876	11-16-63	7,040,603	469,134
Series 2021-163, Class IO	0.809	03-16-64	8,661,616	495,514
Series 2021-183, Class IO	0.870	01-16-63	6,827,350	384,290
Series 2021-3, Class IO	0.870	09-16-62	19,602,744	1,232,570
Series 2021-40, Class IO	0.822	02-16-63	3,900,377	236,333
Series 2021-47, Class IO	0.992	03-16-61	25,394,922	1,678,444
Series 2022-17, Class IO	0.802	06-16-64	10,508,393	584,439
Series 2022-181, Class IO	0.720	07-16-64	5,221,340	312,073
Series 2022-21, Class IO	0.785	10-16-63	4,603,689	279,998
Series 2022-53, Class IO	0.707	06-16-64	16,822,494	752,938
Series 2022-57, Class IO	0.756	09-16-63	12,791,261	632,555
Series 2023-197, Class IO	1.242	09-16-65	3,597,245	296,800
Series 2024-135, Class IO	0.834	11-16-66	34,073,590	2,105,928
Series 2024-179, Class XI IO	0.831	12-16-66	18,203,093	1,278,327
Series 2024-193, Class IO	0.701	12-16-66	3,976,797	246,922
Series 2025-126, Class IO	0.768	05-16-67	32,669,733	2,283,020

Series 2025-128, Class IO	0.926	09-16-67	18,579,656	1,486,965
Asset-backed securities 2.2%				$141,143,779
(Cost $142,769,940)
Asset-backed securities 2.2%				141,143,779
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	325,017	322,452
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	480,000	473,153
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,145,522
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	714,000	$686,970
Series 2025-SFR2, Class A (C)	4.275	11-17-42	1,197,000	1,178,475
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	255,997	236,183
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,245,320	2,191,348
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	746,000	746,303
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	1,238,000	1,242,543
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,509,268	2,108,483
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,166,548	1,756,973
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	1,461,171	1,480,435
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	1,695,871	1,602,888
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,126,291	1,049,777
Series 2022-1A, Class A (C)	2.720	01-18-47	1,561,832	1,452,391
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,451,000	1,458,653
Series 2025-1A, Class A1 (C)	5.316	05-25-50	1,295,000	1,304,234
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	713,000	721,763
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	1,328,000	1,342,667
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	1,582,000	1,619,934
Series 2025-4A, Class A2 (C)	5.522	12-20-55	983,000	995,343
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	2,200,000	2,169,250
Series 2024-2A, Class A2 (C)	4.500	05-20-49	2,167,000	2,124,950
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,278,327
Series 2026-1A, Class A2 (C)	5.811	02-25-56	1,610,000	1,611,164
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	1,268,438	1,260,558
Series 2025-1A, Class A2I (C)	4.891	08-20-55	906,000	904,043
Series 2025-1A, Class A2II (C)	5.165	08-20-55	968,000	965,811
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	500,034
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,794,274
Series 2025-1A, Class A2I (C)	4.930	07-25-55	1,297,000	1,301,389
Series 2025-1A, Class A2II (C)	5.217	07-25-55	1,158,000	1,162,701
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,663,557	1,616,102
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,238,085	2,117,397
Series 2025-1A, Class A2 (C)	5.296	10-20-55	1,254,855	1,251,274
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,704,134
Flexential Issuer LLC
Series 2025-1A, Class A2 (C)	6.030	10-25-60	1,002,000	1,002,719
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	1,332,000	1,334,877
GBX Leasing LLC
Series 2026-1A, Class A (C)	5.130	02-20-56	1,705,000	1,704,545
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	696,000	696,110
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	1,004,000	1,033,104
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	307,271	$305,971
Series 2021-1A, Class A2 (C)	2.773	04-20-29	945,812	940,713
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	2,912,000	2,883,355
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	2,003,000	2,010,256
Hotwire Funding LLC
Series 2021-1, Class A2 (C)	2.311	11-20-51	1,982,000	1,947,144
Series 2024-1A, Class A2 (C)	5.893	06-20-54	646,000	656,293
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	1,434,000	1,439,222
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	2,341,129	2,303,208
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	1,791,463	1,828,161
Series 2025-1A, Class A2 (C)	5.610	08-16-55	1,869,315	1,903,983
Series 2026-1A, Class A2I (C)	4.952	02-15-56	2,090,000	2,090,000
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (C)	5.219	02-25-56	942,000	942,589
LAD Auto Receivables Trust
Series 2025-3A, Class A3 (C)	4.030	01-15-31	899,000	900,569
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	1,641,161	1,657,382
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	1,639,000	1,663,311
Series 2025-4A, Class A2 (C)	5.163	12-20-55	868,000	874,968
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	723,900	642,163
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,316,605	3,188,929
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,409,280	1,334,762
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,478,449
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,544,000	974,522
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	1,656,000	1,661,936
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	164,440	162,716
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	11,666	11,638
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	1,612,000	1,610,624
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (C)(F)	5.152	01-15-38	1,128,000	1,127,428
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (C)(F)	4.972	04-15-38	1,181,000	1,179,786
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (C)	5.482	01-20-51	1,495,000	1,499,905
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	1,439,000	1,441,521
ServiceMaster Funding LLC
Series 2021-1, Class A2II (C)	3.113	07-30-51	1,571,174	1,359,848
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	726,180	750,680
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	1,600,000	1,586,552
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	518,540	474,895
Series 2024-A, Class A1A (C)	5.240	03-15-56	1,824,858	1,862,046
Series 2024-E, Class A1A (C)	5.090	10-16-56	1,330,806	1,350,495
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,384,653	$2,362,450
Series 2020-1A, Class A2II (C)	4.336	01-20-50	1,532,653	1,484,009
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,865,210	1,741,938
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	948,000	960,491
Series 2024-1A, Class A2II (C)	6.268	07-30-54	1,095,138	1,117,236
Series 2024-3A, Class A23 (C)	5.914	07-30-54	2,313,713	2,276,672
Summit Issuer LLC
Series 2025-1A, Class A2 (C)	5.208	11-20-55	1,742,000	1,755,624
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	582,000	581,289
Series 2025-1A, Class A2 (C)	5.036	03-25-55	2,362,000	2,323,332
Series 2025-2A, Class A21 (C)	5.121	10-25-55	1,156,000	1,152,472
Taco Bell Funding LLC
Series 2025-1A, Class A2I (C)	4.821	08-25-55	1,570,000	1,562,064
Series 2025-1A, Class A2II (C)	5.049	08-25-55	1,484,000	1,480,659
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,551,760	1,424,527
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	2,074,600	1,960,018
Series 2021-1A, Class A (C)	1.860	03-20-46	1,174,209	1,091,619
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	900,000	921,000
Series 2025-2A, Class A2 (C)	5.177	01-20-56	1,007,000	1,009,514
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,634,000	1,562,684
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	1,536,000	1,538,951
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A3	3.920	03-20-30	1,008,000	1,010,259
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	2,394,036	2,239,750
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (C)	4.080	09-18-40	1,552,000	1,556,321
Willis Engine Structured Trust IX
Series 2025-B, Class A (C)	5.159	12-15-50	1,079,958	1,080,124
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	301,958	292,541
Willis Engine Structured Trust VIII
Series 2025-A, Class A (C)	5.582	06-15-50	823,594	834,678
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	1,002,000	1,029,519
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,574,795	1,500,948
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	1,569,000	1,597,817

	Yield (%)	Shares	Value
Short-term investments 0.4%			$27,345,669
(Cost $27,343,477)
Short-term funds 0.4%			27,345,669
John Hancock Collateral Trust (J)	3.5792(K)	2,733,528	27,345,669

Total investments (Cost $4,858,339,948) 99.1%	$6,320,647,681
Other assets and liabilities, net 0.9%	55,276,696
Total net assets 100.0%	$6,375,924,377

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $634,465,361 or 10.0% of the fund’s net assets as of 1-31-26.
(D)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $26,373,921.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security purchased or sold on a when-issued or delayed-delivery basis.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	88.6%
France	2.5%
Ireland	2.1%
Switzerland	1.4%
Canada	1.2%
United Kingdom	1.0%
Other countries	3.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	123	Long	Mar 2026	$13,795,424	$13,754,859	$(40,565)
						$(40,565)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
28	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,685,877,007	$3,431,142,968	$254,510,648	$223,391
Preferred securities	1,009,681	1,009,681	—	—
U.S. Government and Agency obligations	1,262,639,959	—	1,262,639,959	—
Foreign government obligations	4,346,891	—	4,346,891	—
Corporate bonds	1,049,621,567	—	1,049,621,567	—
Municipal bonds	982,290	—	982,290	—
Term loans	7,330,539	—	7,330,539	—
Collateralized mortgage obligations	140,350,299	—	140,350,299	—
Asset-backed securities	141,143,779	—	141,143,779	—
Short-term investments	27,345,669	27,345,669	—	—
Total investments in securities	$6,320,647,681	$3,459,498,318	$2,860,925,972	$223,391
Derivatives:
Liabilities
Futures	$(40,565)	$(40,565)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,733,528	$31,539,665	$184,175,538	$(188,368,725)	$(38)	$(771)	$30,665	—	$27,345,669
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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